Property, plant and equipment	9 Months Ended
Sep. 30, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
During the nine months ended September 30, 2022, the Group acquired assets at a cost of £20,553,000, of which £13,818,000 related to assets under construction, primarily relating to leasehold improvements at the Group’s premises in Dundee, Milton Park, Oxfordshire and Vienna, Austria, £377,000 were additions to leasehold improvements, £807,000 were additions to computer equipment, £407,000 were additions to office furniture and equipment and £5,144,000 were additions to plant and equipment, primarily laboratory equipment. The depreciation charge for the period was £2,176,000.

During the nine months ended September 30, 2022, £1,049,000 was transferred from assets under construction to leasehold improvements which constituted costs relating to the fit-out of premises leased by the Group.
No disposals of property plant and equipment were made during the nine months ended September 30, 2022.